Lease (Details) - Schedule of Future Minimum Lease Payments Under Our Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments Under Our Operating Lease Liabilities [Abstract]
2024	$ 308
2025	289
2026	22
Total future minimum lease payments	619
Less imputed interest	(44)
Total operating lease liabilities	575	$ 162
Less operating lease liabilities, current	(297)	(68)
Operating lease liabilities, non-current	$ 278	$ 94